Stockholders' Equity - Summary of Preferred Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total Shares Outstanding	795,878	0
Carrying Value	$ 7,959
8.75% Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Description	8.75% Cumulative Redeemable Perpetual
Initial Issuance Date	Nov. 10, 2021
Total Shares Outstanding	795,878
Liquidation Preference per Share (in dollars)	$ 25.00
Carrying Value	$ 7,959
Dividend Rate	8.75%